Stock-Based Compensation Plans (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Years shares	Dec. 29, 2017 $ / shares	Jan. 30, 2015
Number of stock option plans	2
Options expire from date of grant	10 years
Exercisable installments	Immediate or 20% or 25%
Shares available for future issuance | shares	544,217
Dividend yield	0.00%
Expected minimum volatility	32.00%
Expected maximum volatility	43.00%
FRP options replacement			75.14%
Patriot options replacement			24.86%
Risk-free interest rate minimum	0.60%
Risk-free interest rate maximum	4.20%
Expected life minimum | Years	3.0
Expecited life maximum | Years	7.0
Aggregate intrinsic value of exercisable in-the-money options	$ 2,418
Aggregate intrinsic value of outstanding in-the-money options	2,719
Market close price | $ / shares		$ 44.25
Gains realized by option holders	1,634
Total unrecognized compensation cost of options granted but not yet vested	$ 583
Weighted average period for compensation to be recognized | Years	4.1
Modification stock compensation expense	$ 41
Patriot Transportation
Realized tax benefit from options exercised	1,525
Modification stock compensation expense	$ 150